CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED BALANCE SHEETS [Abstract]
Common stock par value	$ 1	$ 1
Number of shares authorized	50,000,000	50,000,000
Number of shares issued	20,000	20,000
Number of shares outstanding	20,000	20,000